Long-Term Debt and Short-Term Borrowings (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long -Term Debt and Short-Term Debt
Carrying value includes the impact of debt issuance costs. Long-term debt and short-term borrowings as of September 30, 2024 consisted of the following:

(Millions)	Currency/ Fixed vs. Floating	Final Maturity Date	Carrying Value
Description			September 30, 2024
Eighteen month senior term loan credit facility	USD Floating	2025	$300
Three year senior term loan credit facility	USD Floating	2027	979
$1 billion 5.45 percent three year senior notes	USD Fixed	2027	994
$1.5 billion 5.40 percent five year senior notes	USD Fixed	2029	1,487
$1 billion 5.45 percent seven year senior notes	USD Fixed	2031	990
$1.65 billion 5.60 percent ten year senior notes	USD Fixed	2034	1,636
$1.25 billion 5.90 percent thirty year senior notes	USD Fixed	2054	1,231
$500 million 6.00 percent forty year senior notes	USD Fixed	2064	492
Other borrowings			—
Total long-term debt			8,109
Less: current portion of long-term debt			300
Long-term debt (excluding current portion)			$7,809

Schedule of Maturities of Long-Term Debt	The maturities of long-term debt for the periods subsequent to September 30, 2024 are as follows (in millions):

Remainder of 2024	2025	2026	2027	2028	2029	After 2029	Total
$—	$300	$—	$1,980	$—	$1,500	$4,400	$8,180